ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Unrealized gains (losses) on risk-management assets/liabilities - January 1	$ (52,155)
Pension and postretirement benefit plan obligation - January 1	(101,236)
Unrealized gains (losses) on risk-management assets/liabilities of unconsolidated affiliates1 - January 1	(959)
Accumulated other comprehensive loss - January 1	(154,350)
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	7,491
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, before Reclassification Adjustments, Net of Tax	3
Other Comprehensive Income (Loss), Amount Attributable to Equity Method Investments, before Reclassification Adjustments, Net of Tax	73
Other comprehensive income (loss) before reclassifications	7,567
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	17,283	$ (8,525)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax	25
Other Comprehensive Income (Loss), Reclassification Adjustment included in Net Income, Net of Tax	7,721	(695)
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Parent	13,149
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	2,041	1,553
Other Comprehensive Income (Loss), Portion Attributable to Equity Method Investments, Net of Tax	98
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	15,288
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(3,365)	1,276
Unrealized gains (losses) on risk-management assets/liabilities - March 31	(39,006)
Pension and postretirement benefit plan obligation - March 31	(99,195)
Unrealized gains (losses) on risk-management assets/liabilities of unconsolidated affiliates1 - March 31	(861)
Accumulated other comprehensive loss - March 31	(139,062)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	5,658	(2,245)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Total before tax [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	20,648	(9,801)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Tax Expense [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax	(3,365)	1,276
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	17,283	(8,525)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Net income attributable to noncontrolling interest [Member]
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax, Portion Attributable to Noncontrolling Interest	11,625	(6,280)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Commodity Contract [Member] | Sales [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	15,319	(14,499)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Interest Rate Contract [Member] | Interest Expense [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	5,329	4,698
Accumulated Defined Benefit Plans Adjustment [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, Net of Tax	2,038	1,550
Defined Benefit Plan, Future Amortization of Gain (Loss)	3,812	2,998
Defined Benefit Plan, Future Amortization of Prior Service Cost (Credit)	(415)	(415)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	3,397	2,583
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), Tax	(1,359)	(1,033)
Accumulated Other Comprehensive Income from Investments in Unconsolidated Affiliates Attributable to Parent [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Before Tax	96	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Tax	(15)	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax	25	0
Accumulated Other Comprehensive Income from Investments in Unconsolidated Affiliates Attributable to Parent [Member] | Net of tax [Member]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax	81	0
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Other Comprehensive Income Attributable to Equity Method Investments, Net of Tax, Portion Attributable to Noncont Interests	$ 56	$ 0